Loans, allowance for loan losses and credit quality	6 Months Ended
Jun. 30, 2022
Loans
18 Loans
The Group’s loan portfolio is classified into two portfolio segments, consumer loans and corporate & institutional loans. Consumer loans are disaggregated into the classes of mortgages, loans collateralized by securities and consumer finance. Corporate & institutional loans are disaggregated into the classes of real estate, commercial and industrial loans, financial institutions, and governments and public institutions.
For financial reporting purposes, the carrying values of loans and related allowance for credit losses are presented in accordance with US GAAP and are not comparable with the regulatory credit risk exposures presented in our disclosures required under Pillar 3 of the Basel framework.
Loans
end of	2Q22	1Q22	4Q21
Loans (CHF million)
Mortgages	109,483	110,166	110,533
Loans collateralized by securities	45,658	47,828	51,253
Consumer finance	5,419	5,231	5,075
Consumer	160,560	163,225	166,861
Real estate	27,253	28,556	28,529
Commercial and industrial loans	68,769	68,432	69,129
Financial institutions	26,893	25,733	25,222
Governments and public institutions	3,531	3,147	3,323
Corporate & institutional	126,446	125,868	126,203
Gross loans	287,006	289,093	293,064
of which held at amortized cost	277,907	279,548	282,821
of which held at fair value	9,099	9,545	10,243
Net (unearned income)/deferred expenses	(73)	(81)	(81)
Allowance for credit losses	(1,360)	(1,330)	(1,297)
Net loans	285,573	287,682	291,686
Gross loans by location (CHF million)
Switzerland	168,354	169,454	167,957
Foreign	118,652	119,639	125,107
Gross loans	287,006	289,093	293,064
Impaired loan portfolio (CHF million)
Non-performing loans	1,649	1,819	1,666
Non-interest-earning loans	345	378	298
Non-accrual loans	1,994	2,197	1,964
Restructured loans	571	384	367
Potential problem loans	516	451	436
Other impaired loans	1,087	835	803
Gross impaired loans [1]	3,081	3,032	2,767
1
As of the end of 2Q22, 1Q22 and 4Q21, CHF 152 million, CHF 184 million and CHF 130 million, respectively, were related to consumer mortgages secured by residential real estate for which formal foreclosure proceedings according to local requirements of the applicable jurisdiction were in process.

In accordance with Group policies, impaired loans include non-accrual loans, comprised of non-performing loans and non-interest-earning loans, as well as restructured loans and potential problem loans.
> Refer to “Loans” in Note 1 – Summary of significant accounting policies in VI – Consolidated financial statements – Credit Suisse Group in the Credit Suisse Annual Report 2021 for further information on loans and categories of impaired loans.
> Refer to “Note 19 – Financial instruments measured at amortized cost and credit losses” for further information on loans held at amortized cost.

Bank
Loans
17 Loans
> Refer to “Note 18 – Loans” in III – Condensed consolidated financial statements – Credit Suisse Group in the Credit Suisse Financial Report 2Q22 for further information.
Loans
end of	6M22	2021
Loans (CHF million)
Mortgages	109,483	110,533
Loans collateralized by securities	45,658	51,253
Consumer finance	5,419	5,075
Consumer	160,560	166,861
Real estate	27,253	28,529
Commercial and industrial loans	69,424	69,756
Financial institutions	34,669	33,266
Governments and public institutions	3,531	3,323
Corporate & institutional	134,877	134,874
Gross loans	295,437	301,735
of which held at amortized cost	286,338	291,492
of which held at fair value	9,099	10,243
Net (unearned income)/deferred expenses	(73)	(81)
Allowance for credit losses	(1,359)	(1,296)
Net loans	294,005	300,358
Gross loans by location
Switzerland	176,055	175,903
Foreign	119,382	125,832
Gross loans	295,437	301,735
Impaired loans
Non-performing loans	1,649	1,666
Non-interest-earning loans	334	286
Non-accrual loans	1,983	1,952
Restructured loans	571	367
Potential problem loans	516	436
Other impaired loans	1,087	803
Gross impaired loans [1]	3,070	2,755
1
As of the end of 6M22 and 2021, CHF 152 million and CHF 130 million, respectively, were related to consumer mortgages secured by residential real estate for which formal foreclosure proceedings according to local requirements of the applicable jurisdiction were in process.

> Refer to “Loans” in Note 1 – Summary of significant accounting policies in VI – Consolidated financial statements – Credit Suisse Group in the Credit Suisse Annual Report 2021 for further information on categories of impaired loans.
> Refer to “Note 18 – Financial instruments measured at amortized cost and credit losses” for further information on loans held at amortized cost.